Income Taxes - Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate [Abstract]
Foreign operations	$ (41,364)	$ (32,940)
PRC operations	2,525,488	2,209,480	431,449
Adjustments to reconcile income before income tax:
Excess of business entertainment expenses	7,870	25,809	22,861
Extra tax deductions for research and development expenses	(28,981)	(122,441)	(60,883)
Temporary differences	(32,998)	186,608	400,411
Total income before income tax	$ 2,430,015	$ 2,266,516	$ 793,838
Tax rate	25.00%	25.00%	25.00%
“High-tech enterprise” tax deduction	$ (247,138)	$ (229,946)	$ (79,384)
Different tax rates in other jurisdictions	10,347	8,235	(6,662)
Income tax expenses	$ 370,713	$ 344,918	$ 112,414